Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

December 4, 2017

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Real Estate Shares (File Nos. 33-65822 and 811-07870) CIK No. 0000908996

Ladies and Gentlemen:

On behalf of Pioneer Real Estate Shares, (the “Fund”), a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the supplement to the May 1, 2017, prospectus and summary prospectus for the Fund which was filed under Rule 497(e) on November 29, 2017 (SEC Accession No. 0000908996-17-000023).

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz

cc:	Christopher J. Kelley, Esq. Toby R. Serkin, Esq.